EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2011
Allocation of Plan Assets by Investment

The following information details the allocation of plan assets by investment type. See Note P for definitions of fair value levels.

At December 31, 2011	TARGET	LEVEL 1	LEVEL 2	TOTAL
Equities:
U.S. equities			$456.3	$456.3
Global equities			450.5	450.5

Total equities	50 -70%		906.8	906.8

Fixed income:
U.S. fixed income		$224.5	196.7	421.2
Non-U.S. fixed income			183.1	183.1

Total fixed income	30 - 50%	224.5	379.8	604.3

Cash and other		4.6	34.2	38.8

Total plan assets		$229.1	$1,320.8	$1,549.9

At December 31, 2010	TARGET	LEVEL 1	LEVEL 2	TOTAL
Equities:
U.S. equities		$38.1	$431.3	$469.4
Global equities			394.8	394.8

Total equities	50 - 70%	38.1	826.1	864.2

Fixed income:
U.S. fixed income		208.5	172.1	380.6
Non-U.S. fixed income			171.0	171.0

Total fixed income	30 - 50%	208.5	343.1	551.6

Cash and other		2.7	26.9	29.6

Total plan assets		$249.3	$1,196.1	$1,445.4

Additional Data Relates to All Pension Plans of Company, Except for Certain Multi-Employer and Defined Contribution Plans

The following additional data relates to all pension plans of the Company, except for certain multi-employer and defined contribution plans:

At December 31,	2011	2010
Weighted average assumptions:
Discount rate	4.5%	5.4%
Rate of increase in future compensation levels	3.9%	3.9%
Assumed long-term rate of return on plan assets	6.9%	7.2%

Components of Change in Projected Benefit Obligation and Change in Plan Assets

The components of the change in projected benefit obligation and change in plan assets are as follows:

	2011	2010
Change in projected benefit obligation:
Benefit obligation at January 1	$1,485.6	$1,324.8
Service cost	45.5	37.5
Interest cost	81.6	76.5
Benefits paid	(59.5)	(56.2)
Actuarial loss	259.1	99.7
Currency translation and other	(7.5)	.4
Participant contributions	3.3	2.9

Projected benefit obligation at December 31	$1,808.1	$1,485.6

Change in plan assets:
Fair value of plan assets at January 1	$1,445.4	$1,276.3
Employer contributions	84.7	61.8
Actual return on plan assets	79.0	162.6
Benefits paid	(59.5)	(56.2)
Currency translation and other	(3.0)	(2.0)
Participant contributions	3.3	2.9

Fair value of plan assets at December 31	1,549.9	1,445.4

Funded status at December 31	$(258.2)	$(40.2)

Amounts recorded on balance sheet:	2011	2010
Other noncurrent assets	$.4	$47.1
Other liabilities	(258.6)	(87.3)
Accumulated other comprehensive loss:
Actuarial loss	469.3	302.8
Prior service cost	8.3	9.0
Net initial transition amount	.5	.6

Information for Plans with Accumulated Benefit Obligation in Excess of Plan Assets

Information for all plans with accumulated benefit obligation in excess of plan assets is as follows:

At December 31,	2011	2010
Projected benefit obligation	$304.8	$266.5
Accumulated benefit obligation	286.7	253.7
Fair value of plan assets	191.1	193.9

Components of Pension Expense

The components of pension expense are as follows:

Year Ended December 31,	2011	2010	2009
Service cost	$45.5	$37.5	$36.2
Interest on projected benefit obligation	81.6	76.5	71.1
Expected return on assets	(105.1)	(98.2)	(93.1)
Amortization of prior service costs	1.5	1.8	1.7
Recognized actuarial loss	24.7	14.7	9.5
Curtailment gain			(.1)

Net pension expense	$48.2	$32.3	$25.3

Multi-employer Plans

The Company’s participation in the following multi-employer plans for the years ended December 31 follows:

	EIN	PENSION PLAN NUMBER	COMPANY CONTRIBUTIONS
PENSION PLAN			2011	2010	2009
Metal and Electrical Engineering Industry Pension Fund		135668	$22.7	$22.2	$28.8
Western Metal Industry Pension	91-6033499	001	1.8	.5	.7
Other Plans			.6	.5	1.1

			$25.1	$23.2	$30.6